Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 1,126,340,000	$ 13,210,000	$ 38,290,000	$ 26,130,000	$ 1,203,970,000
CANADA
Total	784,630,000	13,210,000	22,220,000	150,000	820,210,000
CANADA | Government of British Columbia [Member]
Total	383,600,000		8,140,000		391,740,000
CANADA | Government of Canada [Member]
Total	382,490,000		680,000		383,170,000
CANADA | District of Sparwood [Member]
Total	7,080,000		610,000		7,690,000
CANADA | Citxw Nlaka'pamux Assembly [Member]
Total		3,710,000	3,780,000		7,490,000
CANADA | District of Elkford [Member]
Total	7,280,000				7,280,000
CANADA | Ktunaxa Nation Council [Member]
Total		5,790,000	1,190,000		6,980,000
CANADA | Nlaka'pamux Nation Tribal Council [Member]
Total		1,980,000	1,580,000		3,560,000
CANADA | District of Logan Lake [Member]
Total	3,250,000				3,250,000
CANADA | Lower Nicola Indian Band [Member]
Total		$ 1,730,000	940,000		2,670,000
CANADA | Tobacco Plains Indian Band [Member]
Total			1,210,000		1,210,000
CANADA | Stk'emlupsemc Te Secwepemc Nation [Member]
Total			1,080,000		1,080,000
CANADA | Cooks Ferry Indian Band [Member]
Total			1,040,000		1,040,000
CANADA | Government of Alberta [Member]
Total	390,000		280,000		670,000
CANADA | Fort McKay First Nation [Member]
Total			390,000		390,000
CANADA | British Columbia Securities Commission [Member]
Total			270,000		270,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total			250,000		250,000
CANADA | Tahltan Nation [Member]
Total			250,000		250,000
CANADA | City of Kimberley [Member]
Total	230,000				230,000
CANADA | Kanaka Bar Indian Band [Member]
Total			180,000		180,000
CANADA | Yellowhead County [Member]
Total	160,000				160,000
CANADA | District of Tumbler Ridge [Member]
Total	150,000				150,000
CANADA | Regional District of Central Kootenay [Member]
Total				150,000	150,000
CANADA | Government of Newfoundland and Labrador [Member]
Total			140,000		140,000
CANADA | Mikisew Cree First Nation [Member]
Total			110,000		110,000
CANADA | Alexis Nakota Sioux Nation [Member]
Total			100,000		100,000
PERU
Total	136,540,000		5,620,000	25,980,000	168,140,000
PERU | Government of Peru [Member]
Total	136,540,000		5,620,000	24,570,000	166,730,000
PERU | Region of Ancash [Member]
Total				$ 1,410,000	1,410,000
UNITED STATES
Total	161,660,000		3,590,000		165,250,000
UNITED STATES | Government of United States [Member]
Total	68,870,000		80,000		68,950,000
UNITED STATES | District of Northwest Arctic Borough [Member]
Total	46,120,000				46,120,000
UNITED STATES | State of Alaska [Member]
Total	44,640,000		1,230,000		45,870,000
UNITED STATES | Native Village of Kivalina [Member]
Total			1,040,000		1,040,000
UNITED STATES | State of Minnesota [Member]
Total	150,000		800,000		950,000
UNITED STATES | State of Texas [Member]
Total	930,000				930,000
UNITED STATES | St. Louis County [Member]
Total	420,000				420,000
UNITED STATES | State of California [Member]
Total	320,000				320,000
UNITED STATES | State of Arizona [Member]
Total			230,000		230,000
UNITED STATES | City of Pend Oreille [Member]
Total	210,000				210,000
UNITED STATES | City of Kivalina [Member]
Total			110,000		110,000
UNITED STATES | State of Oregon [Member]
Total			100,000		100,000
CHILE
Total	42,840,000		5,770,000		48,610,000
CHILE | Government of Chile [Member]
Total	40,550,000		990,000		41,540,000
CHILE | Quechua Indigenous Community of Huatacondo [Member]
Total			2,430,000		2,430,000
CHILE | Municipality of Las Condes [Member]
Total	1,080,000				1,080,000
CHILE | Salar de Coposa Aymara Indigenous Association [Member]
Total			970,000		970,000
CHILE | Municipality of Andacollo [Member]
Total	740,000				740,000
CHILE | Municipality of Pica [Member]
Total	290,000				290,000
CHILE | Arturo Prat University [Member]
Total			250,000		250,000
CHILE | Yatin UTA Matilla's Indigenous Association [Member]
Total			250,000		250,000
CHILE | Wilamasi Indigenous Association of Mamaq'Uta Fishermen, Caleta Chanavaya [Member]
Total			230,000		230,000
CHILE | Quechua Indigenous Community of Ollague [Member]
Total			210,000		210,000
CHILE | Municipality of Iquique [Member]
Total	180,000				180,000
CHILE | Aymara Indigenous Association of Chanavaya Cove [Member]
Total			170,000		170,000
CHILE | Sallihuinca Indigenous Association [Member]
Total			160,000		160,000
CHILE | Aymara Indigenous Livestock and Cultural Association [Member]
Total			110,000		110,000
AUSTRALIA
Total			530,000		530,000
AUSTRALIA | Northern Territory Government [Member]
Total			530,000		530,000
MEXICO
Total			390,000		390,000
MEXICO | Government of Mexico [Member]
Total			390,000		390,000
TÃœRKIYE
Total	670,000		170,000		840,000
TÃœRKIYE | Government of Turkey [Member]
Total	$ 670,000		$ 170,000		$ 840,000